Convertible loans - Interest Expense (Details) - Residual Loan $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 3,022
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	2,219
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 803